JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 38.7%
Australia — 1.1%
Adbri Ltd.	7		15
AGL Energy Ltd.	17		68
Alumina Ltd.	26		39
APA Group	3		21
AusNet Services Ltd.	9		16
Bendigo & Adelaide Bank Ltd.	3		21
BHP Group plc	9		215
Charter Hall Long Wale, REIT	19		66
CSR Ltd.	7		28
Dexus, REIT	10		74
Goodman Group, REIT	6		99
IOOF Holdings Ltd.	15		45
Mirvac Group, REIT	42		89
Rio Tinto plc	4		276
Sonic Healthcare Ltd.	1		37
Spark Infrastructure Group	13		26
Telstra Corp. Ltd.	8		24
Woodside Petroleum Ltd.	3		46

			1,205

Austria — 0.1%
ANDRITZ AG	—	(a)	18
Erste Group Bank AG	1		27
Mondi plc	1		32
OMV AG	1		59

			136

Belgium — 0.4%
Ageas SA	1		70
Cofinimmo SA, REIT	—	(a)	62
Euronav NV	2		23
KBC Group NV	—	(a)	38
Proximus SADP	2		49
Shurgard Self Storage SA	1		53
Telenet Group Holding NV	—	(a)	17
Warehouses De Pauw CVA, REIT	2		82

			394

Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao	18		43
BB Seguridade Participacoes SA	6		22
Itau Unibanco Holding SA (Preference)	9		46
Yara International ASA	1		31

			142

Canada — 2.0%
Algonquin Power & Utilities Corp.	2		25
Allied Properties, REIT	4		116
AltaGas Ltd.	1		25
Atco Ltd., Class I	1		21
Bank of Nova Scotia (The)	1		42
Barrick Gold Corp.	3		58
BCE, Inc. (b)	2		96
Canadian Imperial Bank of Commerce	1		76
Canadian National Railway Co.	1		73
Canadian Tire Corp. Ltd., Class A	—	(a)	33
Canadian Utilities Ltd., Class A	3		88
Capital Power Corp.	1		22
Chartwell Retirement Residences	1		6
Emera, Inc.	1		27
Enbridge, Inc.	2		93
Fortis, Inc.	2		68
Gibson Energy, Inc.	1		21
Great-West Lifeco, Inc. (b)	2		69
Hydro One Ltd. (b) (c)	4		89
IGM Financial, Inc.	2		56
Keyera Corp.	1		25
Northland Power, Inc.	1		20
Nutrien Ltd.	1		80
Pembina Pipeline Corp.	3		94
Power Corp. of Canada	2		76
Restaurant Brands International, Inc.	1		65
Rogers Communications, Inc., Class B	1		60
Shaw Communications, Inc., Class B	3		80
Sienna Senior Living, Inc.	1		12
Superior Plus Corp.	2		19
TC Energy Corp.	5		246
TELUS Corp.	4		96
Thomson Reuters Corp.	1		68
Toronto-Dominion Bank (The)	2		121
TransAlta Renewables, Inc.	1		21
Westshore Terminals Investment Corp.	1		17

			2,204

Chile — 0.0% (d)
Banco Santander Chile, ADR	1		18

China — 1.7%
China Construction Bank Corp., Class H	218		156
China Merchants Bank Co. Ltd., Class H	25		195
China Pacific Insurance Group Co. Ltd., Class H	38		113
China Petroleum & Chemical Corp., Class H	126		62
China Resources Land Ltd.	24		101
Fuyao Glass Industry Group Co. Ltd., Class A	3		20
Guangdong Investment Ltd.	36		47
Haier Smart Home Co. Ltd., Class H	33		117
Huayu Automotive Systems Co. Ltd., Class A	21		75
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	24		141
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1		15
Joyoung Co. Ltd., Class A	7		24
Midea Group Co. Ltd., Class A	12		134
NetEase, Inc.	7		120
Ping An Insurance Group Co. of China Ltd., Class H	18		120
Postal Savings Bank of China Co. Ltd., Class H (c)	100		69
Tingyi Cayman Islands Holding Corp.	54		100
Topsports International Holdings Ltd. (c)	40		45
Wilmar International Ltd.	15		47
Xinyi Solar Holdings Ltd.	32		66
Yum China Holdings, Inc.	1		59
Zhejiang Supor Co. Ltd., Class A	7		53

			1,879

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Denmark — 0.3%
Novo Nordisk A/S, Class B	3		324

Finland — 0.5%
Elisa OYJ	1		60
Fortum OYJ	1		27
Nordea Bank Abp	18		229
Orion OYJ, Class B	2		72
Sampo OYJ, Class A	1		32
UPM-Kymmene OYJ	1		36
Wartsila OYJ Abp	4		53

			509

France — 1.2%
Amundi SA (c)	—	(a)	23
Atos SE	—	(a)	16
AXA SA	2		54
BNP Paribas SA	1		52
Cie de Saint-Gobain	1		46
Covivio, REIT	1		72
Credit Agricole SA	2		30
Danone SA	1		67
Engie SA	3		35
Eutelsat Communications SA	1		15
Gaztransport Et Technigaz SA	—	(a)	20
Kering SA	—	(a)	53
Klepierre SA, REIT	2		50
La Francaise des Jeux SAEM (c)	1		31
L’Oreal SA	—	(a)	84
LVMH Moet Hennessy Louis Vuitton SE	—	(a)	133
Orange SA	2		21
Publicis Groupe SA	1		42
Rexel SA*	1		21
Rubis SCA	1		21
Safran SA	1		101
Societe Generale SA	1		39
TotalEnergies SE	2		91
Vinci SA	2		201

			1,318

Germany — 1.9%
adidas AG	—	(a)	133
Allianz SE (Registered)	1		290
Aroundtown SA	4		30
BASF SE	2		128
Bayerische Motoren Werke AG	1		49
Daimler AG (Registered)	1		64
Deutsche Boerse AG	—	(a)	67
Deutsche Post AG (Registered)	3		210
Deutsche Telekom AG (Registered)	8		162
E.ON SE	2		26
Evonik Industries AG	1		23
Freenet AG	2		52
LEG Immobilien SE	—	(a)	37
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1		225
RWE AG	1		21
SAP SE	1		76
Siemens AG (Registered)	1		94
Telefonica Deutschland Holding AG	28		79
Uniper SE	1		25
Volkswagen AG (Preference)	1		128
Vonovia SE	3		165

			2,084

Hong Kong — 0.6%
CK Asset Holdings Ltd.	11		61
CK Infrastructure Holdings Ltd.	4		20
CLP Holdings Ltd.	3		29
Hang Seng Bank Ltd.	4		63
HKBN Ltd.	18		21
HKT Trust & HKT Ltd.	53		72
Hong Kong Exchanges & Clearing Ltd.	3		160
PCCW Ltd.	43		22
Power Assets Holdings Ltd.	5		26
VTech Holdings Ltd.	4		29
WH Group Ltd. (c)	31		22
Xinyi Glass Holdings Ltd.	14		42
Yue Yuen Industrial Holdings Ltd.*	17		34

			601

India — 0.3%
Infosys Ltd., ADR	17		367

Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk. PT	646		172
Telkom Indonesia Persero Tbk. PT, ADR (b)	6		165

			337

Ireland — 0.0% (d)
Smurfit Kappa Group plc	1		31

Italy — 0.5%
A2A SpA	38		78
ACEA SpA	—	(a)	5
Assicurazioni Generali SpA	2		43
Azimut Holding SpA	1		33
Enel SpA	9		71
Eni SpA	3		44
ERG SpA	—	(a)	9
Hera SpA	4		17
Intesa Sanpaolo SpA	38		109
Iren SpA	6		18
Italgas SpA	3		21
Mediobanca Banca di Credito Finanziario SpA*	2		28
Poste Italiane SpA (c)	2		34
Snam SpA	5		26
Terna - Rete Elettrica Nazionale	3		25
Unipol Gruppo SpA	2		14

			575

Japan — 1.8%
Aozora Bank Ltd.	2		56
ARTERIA Networks Corp.	1		12
Chubu Electric Power Co., Inc.	2		24
Chugoku Electric Power Co., Inc. (The)	2		14
Dai Nippon Printing Co. Ltd.	1		29
Daiwa House Industry Co. Ltd.	2		63
Daiwa House REIT Investment Corp., REIT	—	(a)	59
Electric Power Development Co. Ltd.	3		47
ENEOS Holdings, Inc.	8		33
FANUC Corp.	—	(a)	22
Honda Motor Co. Ltd.	2		52
Idemitsu Kosan Co. Ltd.	2		47
Japan Metropolitan Fund Invest, REIT	—	(a)	130

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Japan Post Holdings Co. Ltd.*	7		55
Japan Tobacco, Inc.	2		29
Kansai Electric Power Co., Inc. (The)	7		64
KDDI Corp.	1		39
Konica Minolta, Inc.	9		50
Kyushu Railway Co.	2		46
Lawson, Inc.	—	(a)	10
Mitsubishi Chemical Holdings Corp.	7		64
Mitsui Fudosan Logistics Park, Inc., REIT	—	(a)	64
Nippon Accommodations Fund, Inc., REIT	—	(a)	95
Nippon Building Fund, Inc., REIT	—	(a)	104
Nippon Prologis REIT, Inc., REIT	—	(a)	80
Nippon Telegraph & Telephone Corp.	2		55
Okinawa Electric Power Co., Inc. (The)	1		9
Osaka Gas Co. Ltd.	—	(a)	5
Otsuka Corp.	1		57
Shikoku Electric Power Co., Inc.	1		6
SoftBank Corp.	7		91
Sumitomo Forestry Co. Ltd.	2		38
Suzuki Motor Corp.	1		58
Takeda Pharmaceutical Co. Ltd.	2		49
Tohoku Electric Power Co., Inc.	8		62
Tokio Marine Holdings, Inc.	2		102
Tokyo Gas Co. Ltd.	1		13
Toyota Motor Corp.	7		125
United Urban Investment Corp., REIT	—	(a)	22

			1,980

Malta — 0.0% (d)
Kindred Group plc, SDR	2		27

Mexico — 0.4%
Bolsa Mexicana de Valores SAB de CV	7		13
Grupo Financiero Banorte SAB de CV, Class O	26		164
Kimberly-Clark de Mexico SAB de CV, Class A	23		38
Wal-Mart de Mexico SAB de CV	67		228

			443

Netherlands — 0.6%
ABN AMRO Bank NV, CVA* (c)	2		25
Akzo Nobel NV	—	(a)	41
ASML Holding NV	—	(a)	198
ASR Nederland NV	1		30
BE Semiconductor Industries NV	—	(a)	25
CTP NV (c)	3		68
Eurocommercial Properties NV, REIT	2		39
ING Groep NV	3		49
Koninklijke Ahold Delhaize NV	1		42
Koninklijke KPN NV	13		41
NN Group NV	1		38
PostNL NV	6		30
Randstad NV	—	(a)	32

			658

New Zealand — 0.1%
Contact Energy Ltd.	11		62
Spark New Zealand Ltd.	21		68

			130

Norway — 0.3%
Aker BP ASA	1		31
DNB Bank ASA	2		37
Equinor ASA	2		41
Fjordkraft Holding ASA (c)	2		10
Gjensidige Forsikring ASA	1		28
SFL Corp. Ltd.	3		23
Telenor ASA	6		94

			264

Portugal — 0.1%
EDP — Energias de Portugal SA	5		23
Galp Energia SGPS SA	3		29
NOS SGPS SA	5		22
Redes Energeticas Nacionais SGPS SA	1		4

			78

Russia — 0.5%
Alrosa PJSC	30		54
Evraz plc	4		34
LUKOIL PJSC, ADR	1		73
Moscow Exchange MICEX-RTS PJSC	46		109
Sberbank of Russia PJSC	44		205
Sberbank of Russia PJSC	1		3
Severstal PAO, GDR (c)	2		44
Severstal PAO, GDR (c)	1		22

			544

Saudi Arabia — 0.1%
Al Rajhi Bank	2		72

Singapore — 0.3%
Ascendas, REIT	68		151
BW LPG Ltd. (c)	4		21
CapitaLand Integrated Commercial Trust, REIT	1		2
DBS Group Holdings Ltd.	3		66
Keppel Infrastructure Trust	28		11
NetLink NBN Trust (c)	31		23
Singapore Telecommunications Ltd.	13		23
StarHub Ltd.	15		13

			310

South Africa — 0.2%
Anglo American plc	1		42
AVI Ltd.	4		24
Bid Corp. Ltd.*	2		33
SPAR Group Ltd. (The)	1		16
Vodacom Group Ltd.	6		59

			174

South Korea — 0.6%
ESR Kendall Square REIT Co. Ltd., REIT	6		31
NCSoft Corp.	—	(a)	44
Samsung Electronics Co. Ltd.	8		476
SK Telecom Co. Ltd., ADR	1		35

			586

Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	1		26
Atlantica Sustainable Infrastructure plc	1		22
Banco Bilbao Vizcaya Argentaria SA	7		45
Banco Santander SA	16		58
Cellnex Telecom SA (c)	2		108
Enagas SA	3		77
Endesa SA	4		88
Iberdrola SA	13		126
Industria de Diseno Textil SA	2		60
Naturgy Energy Group SA	5		127
Red Electrica Corp. SA	3		57

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Repsol SA	6		79
Telefonica SA	19		89

			962

Sweden — 0.6%
Boliden AB*	1		33
Lundin Energy AB	1		31
Skandinaviska Enskilda Banken AB, Class A	3		39
SKF AB, Class B	1		28
SSAB AB, Class B*	4		16
Svenska Handelsbanken AB, Class A	3		33
Tele2 AB, Class B	7		105
Telia Co. AB	23		96
Volvo AB, Class B	11		257

			638

Switzerland — 1.4%
ABB Ltd. (Registered)	2		63
Adecco Group AG (Registered)	—	(a)	17
Cie Financiere Richemont SA (Registered)	1		55
Julius Baer Group Ltd.	—	(a)	28
Nestle SA (Registered)	3		416
Novartis AG (Registered)	1		103
OC Oerlikon Corp. AG (Registered)	5		59
Roche Holding AG	1		496
Swiss Life Holding AG (Registered)	—	(a)	15
Swisscom AG (Registered)	—	(a)	23
UBS Group AG (Registered)	4		56
Zurich Insurance Group AG	—	(a)	196

			1,527

Taiwan — 1.3%
Accton Technology Corp.	5		47
Chailease Holding Co. Ltd.	5		46
Chicony Electronics Co. Ltd.	2		6
Delta Electronics, Inc.	9		81
MediaTek, Inc.	3		97
Mega Financial Holding Co. Ltd.	37		42
Novatek Microelectronics Corp.	4		58
President Chain Store Corp.	8		80
Quanta Computer, Inc.	28		77
Realtek Semiconductor Corp.	4		70
Taiwan Semiconductor Manufacturing Co. Ltd.	26		544
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1		106
Vanguard International Semiconductor Corp.	13		70
Wiwynn Corp.	1		31

			1,355

Thailand — 0.1%
Siam Cement PCL (The) (Registered)	4		52

United Kingdom — 2.3%
3i Group plc	2		39
Abrdn plc	7		25
Admiral Group plc	1		36
Ashtead Group plc	1		41
Aviva plc	7		38
Barclays plc	19		49
Barratt Developments plc	10		91
Berkeley Group Holdings plc	1		31
BP plc	31		140
Burberry Group plc	1		18
Centrica plc*	24		18
Close Brothers Group plc	1		13
Diageo plc	2		90
Direct Line Insurance Group plc	20		77
Drax Group plc	1		10
GlaxoSmithKline plc	8		148
Hays plc	13		28
HSBC Holdings plc	14		74
Imperial Brands plc	3		68
J Sainsbury plc	7		26
Kingfisher plc	5		21
Legal & General Group plc	11		41
Lloyds Banking Group plc	76		47
M&G plc	11		30
Man Group plc	13		35
National Grid plc	2		24
NatWest Group plc	11		33
NewRiver REIT plc, REIT	21		23
Pennon Group plc	2		34
Persimmon plc	3		122
Petershill Partners plc* (c)	4		18
RELX plc	5		138
Safestore Holdings plc, REIT	5		65
Sage Group plc (The)	10		95
Schroders plc	1		28
Severn Trent plc	1		25
SSE plc	6		131
St. James’s Place plc	2		39
Taylor Wimpey plc	20		43
Tesco plc	9		29
Tritax EuroBox plc (c)	21		32
Unilever plc	1		48
UNITE Group plc (The), REIT	4		58
United Utilities Group plc	2		25
Vodafone Group plc	40		61
Workspace Group plc, REIT	4		49
WPP plc	6		82

			2,436

United States — 16.1%
3M Co.	—	(a)	65
AbbVie, Inc.	4		443
AGNC Investment Corp., REIT	4		62
Alliant Energy Corp.	1		69
Altria Group, Inc.	1		30
American Electric Power Co., Inc.	1		63
American Tower Corp., REIT	—	(a)	99
Americold Realty Trust, REIT	4		121
Amgen, Inc.	—	(a)	58
Analog Devices, Inc.	2		297
Annaly Capital Management, Inc., REIT	7		63
AT&T, Inc.	3		85
AvalonBay Communities, Inc., REIT	1		169
Avangrid, Inc.	1		31
Avast plc (c)	2		15
Avista Corp.	1		22
Boston Properties, Inc., REIT	1		63
Brandywine Realty Trust, REIT	9		121
Bristol-Myers Squibb Co.	6		359
Brixmor Property Group, Inc., REIT	5		109
Bunge Ltd.	1		79
Camden Property Trust, REIT	1		149
Campbell Soup Co.	1		37
Cardinal Health, Inc.	1		63

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
CenterPoint Energy, Inc.	5		126
CF Industries Holdings, Inc.	2		87
Chesapeake Energy Corp.	—	(a)	4
Chevron Corp.	1		135
Cigna Corp.	—	(a)	72
Cisco Systems, Inc.	1		70
Clear Channel Outdoor Holdings, Inc.*	5		13
Clearway Energy, Inc., Class C	1		21
CME Group, Inc.	1		206
CMS Energy Corp.	—	(a)	13
Coca-Cola Co. (The)	9		495
Cogent Communications Holdings, Inc.	—	(a)	23
Comcast Corp., Class A	5		283
Comerica, Inc.	1		85
Consolidated Edison, Inc.	1		66
CoreSite Realty Corp., REIT	—	(a)	69
DHT Holdings, Inc.	4		24
Dominion Energy, Inc.	1		92
Douglas Emmett, Inc., REIT	3		110
Dow, Inc.	1		69
DTE Energy Co.	1		60
Duke Energy Corp.	1		96
Eastman Chemical Co.	2		178
Eaton Corp. plc	2		229
Edison International	1		64
Eli Lilly & Co.	—	(a)	41
Emerson Electric Co.	1		70
Entergy Corp.	1		65
EOG Resources, Inc.	1		47
EP Energy Corp.* (b)	—	(a)	36
Equinix, Inc., REIT	—	(a)	346
Equity LifeStyle Properties, Inc., REIT	2		145
Essex Property Trust, Inc., REIT	—	(a)	150
Evergy, Inc.	2		94
Exelon Corp.	2		73
Exxon Mobil Corp.	1		74
Fastenal Co.	1		61
Federal Realty Investment Trust, REIT	2		196
Ferguson plc	—	(a)	50
Frontier Communications Parent, Inc.*	1		41
General Dynamics Corp.	—	(a)	75
General Mills, Inc.	1		67
Genuine Parts Co.	1		70
Gilead Sciences, Inc.	1		71
Hasbro, Inc.	1		59
Hawaiian Electric Industries, Inc.	1		26
Healthcare Trust of America, Inc., Class A, REIT	3		91
Healthpeak Properties, Inc., REIT	7		248
Hewlett Packard Enterprise Co.	5		70
Host Hotels & Resorts, Inc., REIT*	6		96
HP, Inc.	2		68
IDACORP, Inc.	—	(a)	27
iHeartMedia, Inc., Class A*	1		31
International Business Machines Corp.	1		71
International Flavors & Fragrances, Inc.	—	(a)	12
International Paper Co.	1		73
Interpublic Group of Cos., Inc. (The)	1		28
Invitation Homes, Inc., REIT	5		204
Iron Mountain, Inc., REIT	2		75
JM Smucker Co. (The)	—	(a)	42
Johnson & Johnson	3		412
Juniper Networks, Inc.	2		68
Kellogg Co.	1		67
Kimberly-Clark Corp.	1		68
Kimco Realty Corp., REIT	7		152
Kinder Morgan, Inc.	6		93
Kraft Heinz Co. (The)	2		65
Lumen Technologies, Inc.	7		88
LyondellBasell Industries NV, Class A	1		68
Macquarie Infrastructure Holdings LLC	1		27
Marathon Petroleum Corp.	1		70
McDonald’s Corp.	1		222
Medtronic plc	1		152
Merck & Co., Inc.	5		356
Motorola Solutions, Inc.	—	(a)	38
National Fuel Gas Co.	1		27
National HealthCare Corp.	—	(a)	7
National Retail Properties, Inc., REIT	2		98
NetApp, Inc.	1		78
Newell Brands, Inc.	3		66
NextEra Energy, Inc.	2		182
NiSource, Inc.	3		67
NMG, Inc.*	—	(a)	—	(a)
Nordic American Tankers Ltd.	1		4
Norfolk Southern Corp.	—	(a)	93
NorthWestern Corp.	—	(a)	24
NortonLifeLock, Inc.	2		49
NRG Energy, Inc.	1		22
Oasis Petroleum, Inc.	1		81
OGE Energy Corp.	1		26
Omnicom Group, Inc.	2		145
ONEOK, Inc.	2		104
PACCAR, Inc.	1		59
Packaging Corp. of America	1		69
Park Hotels & Resorts, Inc., REIT*	5		95
PepsiCo, Inc.	1		160
Philip Morris International, Inc.	2		179
Phillips 66	1		71
Pinnacle West Capital Corp.	1		89
PPL Corp.	3		90
Procter & Gamble Co. (The)	3		448
Progressive Corp. (The)	2		216
Prologis, Inc., REIT	5		593
Public Service Enterprise Group, Inc.	2		95
Public Storage, REIT	1		277
Quest Diagnostics, Inc.	—	(a)	46
Raytheon Technologies Corp.	1		69
Realty Income Corp., REIT	1		65
Rexford Industrial Realty, Inc., REIT	1		63
Schneider Electric SE	1		244
Seagate Technology Holdings plc	3		234
Sempra Energy	—	(a)	63
Shenandoah Telecommunications Co.	—	(a)	10
Simon Property Group, Inc., REIT	1		77
Southern Co. (The)	1		93
Spire, Inc.	—	(a)	22
State Street Corp.	2		149
Steel Dynamics, Inc.	1		73
Stellantis NV	1		18
Stellantis NV	2		31
Sun Communities, Inc., REIT	1		187
Texas Instruments, Inc.	1		225
Trane Technologies plc	1		167

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Truist Financial Corp.	3		177
UGI Corp.	1		25
Valero Energy Corp.	1		72
Ventas, Inc., REIT	5		260
VEREIT, Inc., REIT	3		123
Verizon Communications, Inc.	5		267
VICI Properties, Inc., REIT	5		154
Vornado Realty Trust, REIT	2		100
Walgreens Boots Alliance, Inc.	1		65
WEC Energy Group, Inc.	1		65
Wells Fargo & Co.	2		109
Welltower, Inc., REIT	1		48
Western Union Co. (The)	3		65
Whiting Petroleum Corp.*	1		52
Williams Cos., Inc. (The)	4		97
WP Carey, Inc., REIT	1		64
Yum! Brands, Inc.	—	(a)	19

			17,413

TOTAL COMMON STOCKS (Cost $36,467)			41,773

	Principal Amount ($000)
CORPORATE BONDS — 36.2%
Australia — 0.2%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (e) (f) (g) (h)	200		233
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (g)	12		13
Glencore Funding LLC 2.50%, 9/1/2030 (g)	6		6

			252

Belgium — 0.0% (d)
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/2030	19		21
4.38%, 4/15/2038	6		7

			28

Canada — 1.4%
1011778 BC ULC 3.88%, 1/15/2028 (g)	17		17
Alimentation Couche-Tard, Inc. 3.44%, 5/13/2041 (g)	6		6
Bank of Nova Scotia (The)
(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022 (e) (f) (h)	13		13
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (e) (f) (h)	23		25
1.30%, 9/15/2026	5		5
Bell Canada (The) Series US-5, 2.15%, 2/15/2032	6		6
Bombardier, Inc.
7.50%, 12/1/2024 (g)	45		47
7.50%, 3/15/2025 (g)	38		39
Cenovus Energy, Inc. 5.38%, 7/15/2025	72		82
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (f)	240		285
Enbridge, Inc.
4.50%, 6/10/2044	3		4
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077 (f)	10		11
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (f)	45		50
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (f)	117		132
GFL Environmental, Inc. 3.50%, 9/1/2028 (g)	190		191
MEG Energy Corp. 6.50%, 1/15/2025 (g)	35		36
NOVA Chemicals Corp.
5.00%, 5/1/2025 (g)	89		94
5.25%, 6/1/2027 (g)	26		27
4.25%, 5/15/2029 (g)	40		40
Open Text Corp. 5.88%, 6/1/2026 (g)	57		59
Precision Drilling Corp. 7.13%, 1/15/2026 (g)	23		24
Quebecor Media, Inc. 5.75%, 1/15/2023	130		138
Rogers Communications, Inc.
4.35%, 5/1/2049	3		4
3.70%, 11/15/2049	3		3
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (f)	33		37
(SOFR + 4.42%), 5.50%, 9/15/2079 (f)	72		79
Videotron Ltd. 5.13%, 4/15/2027 (g)	32		33

			1,487

Cayman Islands — 0.0% (d)
Global Aircraft Leasing Co. Ltd. 6.50% (cash), 9/15/2024 (g) (i)	32		32

Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027	12		13
6.63%, 5/15/2039	33		45

			58

France — 0.6%
Altice France SA 8.13%, 2/1/2027 (g)	200		215
Credit Agricole SA (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (e) (f) (g) (h)	200		242

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Societe Generale SA (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (e) (f) (g) (h)		200	234

			691

Germany — 0.0% (d)
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (j)		16	24

Ireland — 0.3%
AerCap Holdings NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079 (f)		150	156
Avolon Holdings Funding Ltd.
5.25%, 5/15/2024 (g)		21	23
2.53%, 11/18/2027 (g)		71	70
Park Aerospace Holdings Ltd.
4.50%, 3/15/2023 (g)		16	17
5.50%, 2/15/2024 (g)		11	12

			278

Italy — 0.3%
Telecom Italia Capital SA
6.38%, 11/15/2033		20	23
6.00%, 9/30/2034		112	126
UniCredit SpA (EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027 (c) (e) (f) (h)	EUR	200	226

			375

Luxembourg — 0.1%
Intelsat Jackson Holdings SA
8.00%, 2/15/2024 (g) (j) (k)		77	79
9.75%, 7/15/2025 (g) (k)		35	19

			98

Netherlands — 0.2%
Trivium Packaging Finance BV 5.50%, 8/15/2026 (g) (j)		200	209

Sweden — 0.2%
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (c) (e) (f) (h)		200	213

Switzerland — 0.8%
Cloverie PLC for Zurich Insurance Co Ltd (ICE LIBOR USD 3 Month + 4.92%), 5.63%, 6/24/2046 (c) (f)		200	231
Credit Suisse Group AG
(USD Swap Semi 5 Year + 5.11%), 7.13%, 7/29/2022 (c) (e) (f) (h)		200	208
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (e) (f) (g) (h)		200	215
UBS Group AG (USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (c) (e) (f) (h)		200	228

			882

United Kingdom — 1.0%
BAT Capital Corp. 4.39%, 8/15/2037		8	9
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (e) (f) (h)		26	28
(EUR Swap Annual 5 Year + 4.12%), 3.63%, 3/22/2029 (c) (e) (f) (h)	EUR	100	125
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (e) (f) (h)		142	156
Nationwide Building Society (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (c) (e) (f) (h)	GBP	250	373
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (e) (f) (h)		200	224
Vodafone Group plc
5.00%, 5/30/2038		10	12
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)		57	70
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 3.25%, 6/4/2081 (f)		5	5
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (f)		65	66

			1,068

United States — 31.0%
7-Eleven, Inc. 1.80%, 2/10/2031 (g)		6	6
AbbVie, Inc. 3.20%, 11/21/2029		26	28
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (g)		95	100
ACCO Brands Corp. 4.25%, 3/15/2029 (g)		105	105
Activision Blizzard, Inc. 1.35%, 9/15/2030		10	9
ADT Security Corp. (The)
4.13%, 6/15/2023		82	86
4.88%, 7/15/2032 (g)		45	45
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (g)		10	10
AECOM 5.13%, 3/15/2027		53	59

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Aetna, Inc. 3.88%, 8/15/2047	10	11
Air Lease Corp. 3.75%, 6/1/2026	5	5
Albertsons Cos., Inc.
5.75%, 3/15/2025	5	5
7.50%, 3/15/2026 (g)	80	86
5.88%, 2/15/2028 (g)	38	41
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (g)	200	217
Alexandria Real Estate Equities, Inc. REIT, 2.75%, 12/15/2029	5	5
Allegheny Technologies, Inc. 5.88%, 12/1/2027 (b)	10	11
Allied Universal Holdco LLC
6.63%, 7/15/2026 (g)	13	14
9.75%, 7/15/2027 (g)	13	14
Allison Transmission, Inc.
4.75%, 10/1/2027 (g)	65	68
5.88%, 6/1/2029 (g)	70	76
Ally Financial, Inc.
5.75%, 11/20/2025	110	126
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (e) (f) (h)	55	57
8.00%, 11/1/2031	39	56
Altria Group, Inc.
4.80%, 2/14/2029	5	6
3.40%, 2/4/2041	3	3
AMC Entertainment Holdings, Inc.
10.50%, 4/24/2026 (g)	26	28
12.00% (PIK), 6/15/2026 (g) (i)	81	75
Ameren Corp. 3.50%, 1/15/2031	5	5
American Airlines Group, Inc. 5.00%, 6/1/2022 (g)	21	21
American Airlines, Inc. 5.75%, 4/20/2029 (g)	85	92
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026 (b)	52	54
6.50%, 4/1/2027	53	55
American Express Co. Series B, (ICE LIBOR USD 3 Month + 3.43%), 3.55%, 11/15/2021 (e) (f) (h)	18	18
American International Group, Inc.
3.88%, 1/15/2035	15	17
Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (f)	29	33
American Tower Corp. REIT, 1.50%, 1/31/2028	15	15
AmeriGas Partners LP
5.63%, 5/20/2024	25	27
5.88%, 8/20/2026	55	62
5.75%, 5/20/2027	35	40
Amgen, Inc. 2.00%, 1/15/2032	10	10
Amkor Technology, Inc. 6.63%, 9/15/2027 (g)	62	66
Amsted Industries, Inc. 5.63%, 7/1/2027 (g)	21	22
Antero Midstream Partners LP
7.88%, 5/15/2026 (g)	65	71
5.38%, 6/15/2029 (g)	60	62
Antero Resources Corp.
8.38%, 7/15/2026 (g)	41	46
5.38%, 3/1/2030 (g)	55	58
Anthem, Inc. 2.88%, 9/15/2029	13	14
Apple, Inc. 4.50%, 2/23/2036	3	4
Aramark Services, Inc. 5.00%, 2/1/2028 (g)	85	87
Arches Buyer, Inc. 4.25%, 6/1/2028 (g)	85	86
Archrock Partners LP 6.88%, 4/1/2027 (g)	7	7
Arconic Corp. 6.00%, 5/15/2025 (g)	110	116
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (g)	200	208
AT&T, Inc.
2.25%, 2/1/2032	6	6
3.50%, 6/1/2041	10	10
Audacy Capital Corp. 6.50%, 5/1/2027 (b) (g)	41	42
Avantor Funding, Inc. 4.63%, 7/15/2028 (g)	85	89
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (b) (g)	24	25
B&G Foods, Inc. 5.25%, 4/1/2025	146	149
Bank of America Corp.
Series U, (ICE LIBOR USD 3 Month + 3.14%), 5.20%, 6/1/2023 (e) (f) (h)	56	58
Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.13%, 6/20/2024 (e) (f) (h)	24	25
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (e) (f) (h)	177	195
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (e) (f) (h)	53	59
Series MM, (ICE LIBOR USD 3 Month + 2.66%), 4.30%, 1/28/2025 (e) (f) (h)	111	113
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (e) (f) (h)	72	80
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (e) (f) (h)	197	229
(SOFR + 0.96%), 1.73%, 7/22/2027 (f)	50	50

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (e) (f) (h)	102	116
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (f)	3	3
Bank of New York Mellon Corp. (The)
Series E, (ICE LIBOR USD 3 Month + 3.42%), 3.54%, 12/20/2021 (e) (f) (h)	22	22
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023 (e) (f) (h)	24	25
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025 (e) (f) (h)	13	14
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 3.70%, 3/20/2026 (e) (f) (h)	20	21
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026 (e) (f) (h)	95	103
Bath & Body Works, Inc. 7.50%, 6/15/2029	100	114
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (g)	26	28
8.50%, 1/31/2027 (g)	205	218
Bausch Health Cos., Inc.
6.13%, 4/15/2025 (g)	75	76
5.50%, 11/1/2025 (g)	121	123
9.00%, 12/15/2025 (g)	68	72
5.75%, 8/15/2027 (g)	12	13
7.00%, 1/15/2028 (g)	20	20
5.00%, 1/30/2028 (g)	340	323
7.25%, 5/30/2029 (g)	22	22
Becton Dickinson and Co. 2.82%, 5/20/2030	10	10
Berry Global, Inc.
4.88%, 7/15/2026 (g)	84	88
5.63%, 7/15/2027 (g)	20	21
Biogen, Inc. 2.25%, 5/1/2030	11	11
Boston Properties LP REIT, 2.45%, 10/1/2033	5	5
BP Capital Markets America, Inc. 3.63%, 4/6/2030	3	3
Brink’s Co. (The) 4.63%, 10/15/2027 (g)	75	78
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	19	23
Broadcom, Inc. 4.30%, 11/15/2032	6	7
Buckeye Partners LP 3.95%, 12/1/2026	60	61
Builders FirstSource, Inc. 4.25%, 2/1/2032 (g)	70	72
BWX Technologies, Inc. 4.13%, 4/15/2029 (g)	120	123
Callon Petroleum Co.
6.13%, 10/1/2024	8	8
6.38%, 7/1/2026	6	6
Calpine Corp.
5.25%, 6/1/2026 (g)	61	63
4.50%, 2/15/2028 (g)	75	76
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (e) (f) (h)	64	66
Carnival Corp. 9.88%, 8/1/2027 (g)	115	133
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (g)	29	30
CCO Holdings LLC
5.50%, 5/1/2026 (g)	66	68
5.13%, 5/1/2027 (g)	158	165
5.00%, 2/1/2028 (g)	23	24
5.38%, 6/1/2029 (g)	270	292
4.75%, 3/1/2030 (g)	404	422
CDK Global, Inc. 5.25%, 5/15/2029 (g)	99	107
CDW LLC 4.25%, 4/1/2028	40	42
Cedar Fair LP
5.38%, 4/15/2027	3	3
5.25%, 7/15/2029	101	104
Centene Corp. 3.38%, 2/15/2030	330	342
CenterPoint Energy, Inc. Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (e) (f) (h)	46	49
Central Garden & Pet Co. 5.13%, 2/1/2028	140	148
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (e) (f) (h)	135	150
Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/1/2027 (e) (f) (h)	47	50
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (e) (f) (h)	209	216
Chemours Co. (The) 5.38%, 5/15/2027 (b)	95	102
Cheniere Energy Partners LP
4.50%, 10/1/2029	120	128
3.25%, 1/31/2032 (g)	30	30
Cigna Corp. 4.38%, 10/15/2028	15	17
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (g)	45	46
8.00%, 10/15/2025 (g)	15	15

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CIT Group, Inc.
4.75%, 2/16/2024	22	24
5.25%, 3/7/2025	45	50
6.13%, 3/9/2028	21	25
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (e) (f) (h)	114	119
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023 (e) (f) (h)	30	31
Series D, (ICE LIBOR USD 3 Month + 3.47%), 5.35%, 5/15/2023 (e) (f) (h)	10	10
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (e) (f) (h)	158	171
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (e) (f) (h)	141	147
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (e) (f) (h)	79	81
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (e) (f) (h)	103	112
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (e) (f) (h)	159	165
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (e) (f) (h)	70	72
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (e) (f) (h)	98	113
(SOFR + 0.77%), 1.46%, 6/9/2027 (f)	35	35
Citizens Financial Group, Inc.
Series B, (ICE LIBOR USD 3 Month + 3.00%), 6.00%, 7/6/2023 (e) (f) (h)	23	24
Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024 (e) (f) (h)	35	38
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.00%, 10/6/2026 (e) (f) (h)	55	56
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (g)	70	70
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (g)	35	36
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (f)	36	40
CNX Resources Corp. 7.25%, 3/14/2027 (g)	55	59
Colfax Corp. 6.38%, 2/15/2026 (g)	5	5
Comcast Corp. 4.15%, 10/15/2028	5	6
Commercial Metals Co.
4.88%, 5/15/2023	19	20
5.38%, 7/15/2027	61	64
CommScope Technologies LLC
6.00%, 6/15/2025 (g)	97	98
5.00%, 3/15/2027 (b) (g)	15	14
CommScope, Inc.
6.00%, 3/1/2026 (g)	35	36
8.25%, 3/1/2027 (g)	75	79
4.75%, 9/1/2029 (g)	75	75
Community Health Systems, Inc. 8.00%, 3/15/2026 (g)	176	187
Constellation Brands, Inc. 2.25%, 8/1/2031	10	10
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (g)	32	31
Covanta Holding Corp. 5.88%, 7/1/2025	19	20
Cox Communications, Inc. 4.80%, 2/1/2035 (g)	6	7
Crestwood Midstream Partners LP
5.75%, 4/1/2025 (b)	29	30
5.63%, 5/1/2027 (g)	10	10
Crown Americas LLC
4.50%, 1/15/2023	27	28
4.75%, 2/1/2026	26	27
Crown Castle International Corp. REIT, 2.10%, 4/1/2031	16	15
CSC Holdings LLC
6.75%, 11/15/2021	27	27
5.88%, 9/15/2022	15	16
5.25%, 6/1/2024	157	168
5.75%, 1/15/2030 (g)	200	203
CSX Corp. 2.40%, 2/15/2030	3	3
CVR Partners LP 9.25%, 6/15/2023 (g)	20	20
CVS Health Corp.
4.30%, 3/25/2028	4	4
2.13%, 9/15/2031	6	6
4.13%, 4/1/2040	6	7
2.70%, 8/21/2040	3	3
5.30%, 12/5/2043	6	8
Dana, Inc. 5.38%, 11/15/2027	115	121
Darling Ingredients, Inc. 5.25%, 4/15/2027 (g)	12	12
DaVita, Inc. 4.63%, 6/1/2030 (g)	140	144
DCP Midstream Operating LP
4.95%, 4/1/2022	5	5
3.88%, 3/15/2023	38	39
5.38%, 7/15/2025	14	15
6.75%, 9/15/2037 (b) (g)	20	26
Dell International LLC
7.13%, 6/15/2024 (g)	65	66
6.02%, 6/15/2026	10	12
4.90%, 10/1/2026	5	6
Diamond Sports Group LLC 5.38%, 8/15/2026 (g)	53	35

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DIRECTV Holdings LLC 5.88%, 8/15/2027 (g)	100	104
Discovery Communications LLC 5.30%, 5/15/2049	6	7
DISH DBS Corp.
5.88%, 7/15/2022	24	25
5.00%, 3/15/2023	223	231
5.88%, 11/15/2024	25	27
7.75%, 7/1/2026	125	141
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024 (e) (f) (h)	24	26
Series C, 2.25%, 8/15/2031	3	3
(ICE LIBOR USD 3 Month + 3.06%), 5.75%, 10/1/2054 (f)	10	11
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (g)	87	91
DT Midstream, Inc. 4.13%, 6/15/2029 (g)	150	152
Duke Energy Corp.
3.75%, 9/1/2046	3	3
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (f)	50	50
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (g)	27	28
Element Solutions, Inc. 3.88%, 9/1/2028 (g)	130	131
Embarq Corp. 8.00%, 6/1/2036	124	133
EMC Corp. 3.38%, 6/1/2023	26	27
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (b) (g)	95	92
Encompass Health Corp. 4.50%, 2/1/2028	185	191
Energizer Holdings, Inc. 4.75%, 6/15/2028 (g)	140	142
Energy Transfer LP
4.20%, 4/15/2027	5	6
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (e) (f) (h)	65	63
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (e) (f) (h)	30	31
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (e) (f) (h)	30	23
4.40%, 4/1/2024	19	20
4.15%, 6/1/2025	23	23
4.85%, 7/15/2026	58	61
5.60%, 4/1/2044	5	5
Entegris, Inc. 3.63%, 5/1/2029 (g)	125	128
Enterprise Products Operating LLC Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (f)	25	26
Envision Healthcare Corp. 8.75%, 10/15/2026 (g)	20	16
EOG Resources, Inc. 5.10%, 1/15/2036	3	4
EQT Corp. 6.63%, 2/1/2025 (j)	105	120
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (e) (f) (h)	5	5
Evergy, Inc. 2.90%, 9/15/2029	5	5
Exela Intermediate LLC 10.00%, 7/15/2023 (g)	94	73
Exxon Mobil Corp. 4.23%, 3/19/2040	13	15
Fiserv, Inc. 3.50%, 7/1/2029	10	11
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	200	213
4.54%, 8/1/2026	200	216
5.11%, 5/3/2029	275	307
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	140	146
5.45%, 3/15/2043	75	92
Frontier Communications Holdings LLC 5.88%, 11/1/2029	5	5
Gap, Inc. (The) 3.63%, 10/1/2029 (g)	50	50
Gartner, Inc. 4.50%, 7/1/2028 (g)	95	100
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 3.45%, 12/15/2021 (e) (f) (h)	304	298
Genesis Energy LP
6.50%, 10/1/2025	5	5
6.25%, 5/15/2026	15	15
Gilead Sciences, Inc. 1.65%, 10/1/2030	16	15
Global Payments, Inc. 3.20%, 8/15/2029	10	11
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (g)	50	52
Goldman Sachs Capital II (ICE LIBOR USD 3 Month + 0.77%), 4.00%, 11/8/2021 (e) (f) (h)	22	22

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Goldman Sachs Group, Inc. (The)
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025 (e) (f) (h)	5	5
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (e) (f) (h)	7	7
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (e) (f) (h)	69	71
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (e) (f) (h)	42	42
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (e) (f) (h)	21	23
(SOFR + 0.82%), 1.54%, 9/10/2027 (f)	10	10
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	47	48
5.00%, 7/15/2029 (g)	10	11
Gray Television, Inc.
5.88%, 7/15/2026 (g)	20	21
7.00%, 5/15/2027 (g)	45	48
Greif, Inc. 6.50%, 3/1/2027 (g)	126	132
Griffon Corp. 5.75%, 3/1/2028	95	100
Hanesbrands, Inc. 4.88%, 5/15/2026 (g)	60	65
Harsco Corp. 5.75%, 7/31/2027 (g)	9	9
HCA, Inc.
5.38%, 2/1/2025	146	163
5.88%, 2/15/2026	285	327
5.63%, 9/1/2028	274	326
2.38%, 7/15/2031	10	10
Herc Holdings, Inc. 5.50%, 7/15/2027 (g)	28	29
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (g)	75	78
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	24	26
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	28	29
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	32	33
Hologic, Inc.
4.63%, 2/1/2028 (g)	25	26
3.25%, 2/15/2029 (g)	75	75
Howmet Aerospace, Inc.
5.13%, 10/1/2024	107	118
5.90%, 2/1/2027	8	10
5.95%, 2/1/2037	34	42
Hughes Satellite Systems Corp. 6.63%, 8/1/2026 (b)	145	165
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023 (e) (f) (h)	23	24
Hyundai Capital America
1.65%, 9/17/2026 (g)	5	5
2.10%, 9/15/2028 (g)	5	5
Icahn Enterprises LP
4.75%, 9/15/2024	70	73
6.38%, 12/15/2025	22	22
iHeartCommunications, Inc.
6.38%, 5/1/2026	57	60
8.38%, 5/1/2027	98	104
5.25%, 8/15/2027 (g)	18	19
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.46%, 12/21/2065 (f) (g)	100	81
Imola Merger Corp. 4.75%, 5/15/2029 (g)	110	114
Intel Corp. 2.00%, 8/12/2031	3	3
International Game Technology plc 6.50%, 2/15/2025 (g)	200	223
IQVIA, Inc. 5.00%, 5/15/2027 (g)	200	208
IRB Holding Corp. 6.75%, 2/15/2026 (g)	56	58
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027 (g)	84	87
REIT, 5.25%, 3/15/2028 (g)	48	50
ITC Holdings Corp. 2.95%, 5/14/2030 (g)	5	5
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (g)	31	33
JBS USA LUX SA
6.50%, 4/15/2029 (g)	63	70
5.50%, 1/15/2030 (g)	42	47
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (g)	80	83
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	100	102
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	11	12
Kroger Co. (The) 1.70%, 1/15/2031	6	6
L3Harris Technologies, Inc. 1.80%, 1/15/2031	5	5
LABL, Inc. 6.75%, 7/15/2026 (g)	100	105
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025 (g)	48	49
Lamar Media Corp. 4.88%, 1/15/2029	85	90
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (g)	89	91

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lennar Corp.
4.50%, 4/30/2024	15	16
5.88%, 11/15/2024	45	51
4.75%, 5/30/2025	5	6
5.25%, 6/1/2026	14	16
5.00%, 6/15/2027	20	23
Level 3 Financing, Inc.
5.38%, 5/1/2025	91	93
5.25%, 3/15/2026	54	56
Liberty Interactive LLC 8.25%, 2/1/2030	35	39
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (g)	33	34
6.50%, 5/15/2027 (g)	165	182
Lowe’s Cos., Inc. 3.70%, 4/15/2046	6	7
Lumen Technologies, Inc.
Series T, 5.80%, 3/15/2022	30	31
Series W, 6.75%, 12/1/2023	28	31
Series Y, 7.50%, 4/1/2024	2	2
5.63%, 4/1/2025	57	62
Series G, 6.88%, 1/15/2028	160	181
Madison IAQ LLC 4.13%, 6/30/2028 (g)	115	115
MasTec, Inc. 4.50%, 8/15/2028 (g)	95	99
Matador Resources Co. 5.88%, 9/15/2026	55	57
Mattel, Inc. 3.15%, 3/15/2023	37	38
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (g)	227	229
McDonald’s Corp. 3.70%, 2/15/2042	6	7
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 4.00%, 11/8/2021 (e) (f) (h)	18	18
Meredith Corp. 6.88%, 2/1/2026	181	187
MetLife Capital Trust IV 7.88%, 12/15/2037 (g)	100	139
MetLife, Inc.
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025 (e) (f) (h)	70	73
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028 (e) (f) (h)	59	69
6.40%, 12/15/2036	98	126
6.40%, 12/15/2036	10	13
MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027	23	26
MGM Resorts International 4.63%, 9/1/2026	200	210
Midcontinent Communications 5.38%, 8/15/2027 (g)	17	18
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	10	12
Mondelez International, Inc. 1.50%, 2/4/2031 (b)	6	6
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 3.74%, 1/15/2022 (e) (f) (h)	239	241
Series N, (ICE LIBOR USD 3 Month + 3.16%), 5.30%, 12/15/2025 (e) (f) (h)	8	8
Series M, (ICE LIBOR USD 3 Month + 4.44%), 5.87%, 9/15/2026 (e) (f) (h)	18	21
(SOFR + 0.86%), 1.51%, 7/20/2027 (f)	20	20
(SOFR + 1.36%), 2.48%, 9/16/2036 (f)	3	3
MPLX LP 4.50%, 4/15/2038	3	3
National Rural Utilities Cooperative Finance Corp. (ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046 (f)	20	22
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (g)	95	99
NCR Corp.
5.75%, 9/1/2027 (g)	25	26
6.13%, 9/1/2029 (g)	105	114
Netflix, Inc.
5.88%, 2/15/2025	100	114
4.88%, 4/15/2028	15	17
5.88%, 11/15/2028	60	74
5.38%, 11/15/2029 (g)	15	18
4.88%, 6/15/2030 (g)	15	18
New Albertsons LP
7.75%, 6/15/2026	5	6
6.63%, 6/1/2028	15	16
7.45%, 8/1/2029	21	24
8.00%, 5/1/2031	80	98
Newell Brands, Inc. 4.70%, 4/1/2026 (j)	150	165
Nexstar Media, Inc.
5.63%, 7/15/2027 (g)	43	46
4.75%, 11/1/2028 (g)	55	57
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 2.07%), 2.21%, 10/1/2066 (f)	47	45
(ICE LIBOR USD 3 Month + 2.13%), 2.24%, 6/15/2067 (f)	64	61
(ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079 (f)	28	33
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (g)	23	24
4.25%, 9/15/2024 (g)	4	4
4.50%, 9/15/2027 (g)	8	9
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (b) (g)	10	10

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023 (e) (f) (h)	62	65
1.70%, 2/15/2031	5	5
4.80%, 2/15/2044	3	4
Nissan Motor Acceptance Co. LLC
1.13%, 9/16/2024 (g)	5	5
1.85%, 9/16/2026 (g)	5	5
2.45%, 9/15/2028 (g)	10	10
Norfolk Southern Corp. 2.30%, 5/15/2031	3	3
Northrop Grumman Corp. 5.15%, 5/1/2040	13	17
NRG Energy, Inc.
6.63%, 1/15/2027	11	11
5.75%, 1/15/2028	12	13
5.25%, 6/15/2029 (g)	136	145
Nuance Communications, Inc. 5.63%, 12/15/2026	59	61
NuStar Logistics LP
6.00%, 6/1/2026	12	13
5.63%, 4/28/2027	30	32
Occidental Petroleum Corp. 8.88%, 7/15/2030	115	156
Oceaneering International, Inc. 6.00%, 2/1/2028	14	14
ON Semiconductor Corp. 3.88%, 9/1/2028 (g)	85	88
OneMain Finance Corp.
6.13%, 5/15/2022	5	5
5.63%, 3/15/2023	27	29
6.13%, 3/15/2024	20	21
6.88%, 3/15/2025	45	51
7.13%, 3/15/2026	52	60
6.63%, 1/15/2028	33	38
Oracle Corp.
3.90%, 5/15/2035	7	8
3.85%, 7/15/2036	2	2
Outfront Media Capital LLC 5.00%, 8/15/2027 (g)	15	15
Pacific Gas and Electric Co. 4.00%, 12/1/2046	3	3
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (g)	200	198
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (g)	12	12
PBF Logistics LP 6.88%, 5/15/2023 (b)	7	7
Performance Food Group, Inc. 5.50%, 10/15/2027 (g)	20	21
PG&E Corp. 5.00%, 7/1/2028	110	112
Philip Morris International, Inc. 3.38%, 8/15/2029	10	11
Pilgrim’s Pride Corp. 5.88%, 9/30/2027 (g)	39	41
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (e) (f) (h)	33	30
PNC Financial Services Group, Inc. (The)
Series O, (ICE LIBOR USD 3 Month + 3.68%), 3.80%, 2/1/2022 (e) (f) (h)	68	68
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023 (e) (f) (h)	64	66
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (e) (f) (h)	105	105
Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026 (e) (f) (h)	39	43
Post Holdings, Inc.
5.75%, 3/1/2027 (g)	20	21
5.50%, 12/15/2029 (g)	140	148
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 2.80%, 3/30/2067 (f)	97	94
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (g)	80	87
3.38%, 8/31/2027 (g)	25	24
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (e) (f) (h)	53	55
Prudential Financial, Inc. (ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (f)	171	182
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031	10	10
Radian Group, Inc.
4.50%, 10/1/2024	40	43
4.88%, 3/15/2027	12	13
Range Resources Corp. 4.88%, 5/15/2025	85	90
Raytheon Technologies Corp. 4.15%, 5/15/2045	10	12
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	13	12
RHP Hotel Properties LP REIT, 4.75%, 10/15/2027	18	19
Rite Aid Corp. 8.00%, 11/15/2026 (g)	140	141
Rocket Mortgage LLC 5.25%, 1/15/2028 (g)	20	22
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (g)	67	76
Royalty Pharma plc 2.15%, 9/2/2031	6	6
Sabre GLBL, Inc. 9.25%, 4/15/2025 (g)	110	127
Scientific Games International, Inc. 5.00%, 10/15/2025 (g)	156	160
Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026	125	129
Seagate HDD Cayman 4.88%, 6/1/2027 (b)	95	107
Sealed Air Corp. 5.13%, 12/1/2024 (b) (g)	20	22

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sempra Energy (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (e) (f) (h)	105	114
Sensata Technologies BV
4.88%, 10/15/2023 (g)	15	16
5.63%, 11/1/2024 (g)	125	138
5.00%, 10/1/2025 (g)	30	33
Service Corp. International
4.63%, 12/15/2027	12	13
5.13%, 6/1/2029	5	5
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	15	16
Sinclair Television Group, Inc. 5.88%, 3/15/2026 (g)	50	51
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (g)	53	55
5.50%, 7/1/2029 (g)	161	174
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (g)	12	12
5.50%, 4/15/2027 (g)	102	105
SM Energy Co.
6.75%, 9/15/2026 (b)	12	12
6.63%, 1/15/2027	16	17
Southern California Edison Co. Series E, (ICE LIBOR USD 3 Month + 4.20%), 6.25%, 2/1/2022 (e) (f) (h)	12	12
Southwestern Energy Co. 7.75%, 10/1/2027	135	146
Spectrum Brands, Inc.
5.75%, 7/15/2025	8	8
5.00%, 10/1/2029 (g)	31	34
Sprint Capital Corp. 8.75%, 3/15/2032	197	294
Sprint Corp.
7.88%, 9/15/2023	227	253
7.13%, 6/15/2024	71	81
7.63%, 2/15/2025	194	227
7.63%, 3/1/2026	39	47
Square, Inc. 3.50%, 6/1/2031 (g)	150	154
SS&C Technologies, Inc. 5.50%, 9/30/2027 (g)	93	98
Standard Industries, Inc.
5.00%, 2/15/2027 (g)	18	18
4.75%, 1/15/2028 (g)	77	80
Stanley Black & Decker, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.00%, 3/15/2060 (f)	10	11
Staples, Inc.
7.50%, 4/15/2026 (g)	95	96
10.75%, 4/15/2027 (b) (g)	85	83
Starbucks Corp. 2.55%, 11/15/2030	13	13
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 3.71%, 12/15/2021 (e) (f) (h)	25	25
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023 (e) (f) (h)	37	39
Station Casinos LLC 5.00%, 10/1/2025 (g)	20	20
Steel Dynamics, Inc. 5.00%, 12/15/2026	15	15
Stericycle, Inc. 3.88%, 1/15/2029 (g)	150	151
Summit Materials LLC 6.50%, 3/15/2027 (g)	45	47
Sunoco LP
5.50%, 2/15/2026	13	13
6.00%, 4/15/2027	71	74
5.88%, 3/15/2028	3	3
SVB Financial Group Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.00%, 5/15/2026 (e) (f) (h)	100	102
Sysco Corp.
3.25%, 7/15/2027	15	16
2.40%, 2/15/2030	6	6
Tallgrass Energy Partners LP 5.50%, 1/15/2028 (g)	5	5
Targa Resources Partners LP
5.88%, 4/15/2026	82	86
6.50%, 7/15/2027	191	206
Team Health Holdings, Inc. 6.38%, 2/1/2025 (g)	85	82
TEGNA, Inc. 5.50%, 9/15/2024 (g)	4	4
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (g)	150	154
Tenet Healthcare Corp.
4.63%, 7/15/2024	29	30
4.63%, 9/1/2024 (g)	11	11
4.88%, 1/1/2026 (g)	163	169
6.25%, 2/1/2027 (g)	30	31
5.13%, 11/1/2027 (g)	189	197
TerraForm Power Operating LLC
4.25%, 1/31/2023 (g)	15	16
5.00%, 1/31/2028 (g)	29	31
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	10	10
T-Mobile USA, Inc.
4.75%, 2/1/2028	93	99
2.25%, 11/15/2031	10	10
4.38%, 4/15/2040	6	7
3.00%, 2/15/2041	6	5
TransDigm, Inc. 6.25%, 3/15/2026 (g)	184	192
Transocean Pontus Ltd. 6.13%, 8/1/2025 (b) (g)	31	31
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (g)	50	50
Transocean Proteus Ltd. 6.25%, 12/1/2024 (g)	19	19

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Travel + Leisure Co.
4.25%, 3/1/2022	2		2
5.65%, 4/1/2024 (j)	17		18
6.60%, 10/1/2025 (j)	16		18
6.00%, 4/1/2027 (j)	25		28
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (g)	52		53
Truist Financial Corp.
Series L, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 12/15/2024 (e) (f) (h)	30		31
Series P, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.61%), 4.95%, 9/1/2025 (e) (f) (h)	13		14
Series M, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027 (e) (f) (h)	27		29
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (e) (f) (h)	138		159
Uber Technologies, Inc. 7.50%, 5/15/2025 (g)	65		69
UDR, Inc. REIT, 3.20%, 1/15/2030	5		5
Union Pacific Corp. 3.70%, 3/1/2029	10		11
United Airlines Holdings, Inc.
5.00%, 2/1/2024	33		34
4.88%, 1/15/2025 (b)	28		29
United Airlines, Inc. 4.38%, 4/15/2026 (g)	70		72
United Rentals North America, Inc.
5.50%, 5/15/2027	10		10
4.88%, 1/15/2028	240		254
Universal Health Services, Inc. 2.65%, 1/15/2032 (g)	10		10
US Bancorp Series J, (ICE LIBOR USD 3 Month + 2.91%), 5.30%, 4/15/2027 (e) (f) (h)	8		9
Ventas Realty LP REIT, 4.00%, 3/1/2028	5		6
Verizon Communications, Inc.
4.40%, 11/1/2034	13		15
4.27%, 1/15/2036	16		19
3.85%, 11/1/2042	3		3
ViacomCBS, Inc.
4.20%, 5/19/2032	6		7
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (f)	39		39
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (f)	103		118
VICI Properties LP REIT, 4.25%, 12/1/2026 (g)	75		78
Vistra Operations Co. LLC
5.50%, 9/1/2026 (g)	20		20
5.63%, 2/15/2027 (g)	130		135
Weekley Homes LLC 4.88%, 9/15/2028 (g)	100		104
Wells Fargo & Co.
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (e) (f) (h)	43		46
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025 (e) (f) (h)	18		20
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (e) (f) (h)	335		346
WESCO Distribution, Inc.
7.13%, 6/15/2025 (g)	40		43
7.25%, 6/15/2028 (g)	125		138
Western Digital Corp. 4.75%, 2/15/2026	74		82
Western Midstream Operating LP 4.75%, 8/15/2028 (b)	135		147
William Carter Co. (The) 5.63%, 3/15/2027 (g)	73		76
WP Carey, Inc. REIT, 2.40%, 2/1/2031	5		5
Wynn Las Vegas LLC 5.50%, 3/1/2025 (g)	35		36
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (g)	224		226
Xerox Corp. 4.38%, 3/15/2023 (j)	45		47
XPO Logistics, Inc. 6.25%, 5/1/2025 (g)	65		69
Yum! Brands, Inc. 4.75%, 1/15/2030 (g)	24		26
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (g)	140		139
Zoetis, Inc. 2.00%, 5/15/2030	6		6

			33,445

TOTAL CORPORATE BONDS (Cost $37,939)			39,140

EQUITY-LINKED NOTES — 8.2%
Barclays Bank plc, ELN, 6.50%, 12/3/2021 (linked to Russell 2000 Index) (g)	1		1,109
Citigroup Global Markets Holdings Inc., ELN, 6.50%, 11/18/2021 (linked to Russell 2000 Index) (g)	1		1,103
Credit Suisse AG, ELN, 6.5%, 11/3/2021 (linked to Russell 2000 Index) (g)	1		1,144
Royal Bank of Canada, ELN, 6.00%, 12/22/2021 (linked to Russell 2000 Index) (g)	—	(a)	1,076

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
UBS AG, ELN, 6.00%, 10/20/2021 (linked to Russell 2000 Index) (g)	1		1,110
BNP Paribas, ELN, 6.00%, 1/26/2022 (linked to Russell 2000 Index) (g)	—	(a)	1,087
Credit Suisse AG, ELN, 7.0%, 1/26/2022 (linked to Russell 2000 Index) (g)	1		2,218

TOTAL EQUITY-LINKED NOTES (COST $8,829)			8,847

	Shares (000)
INVESTMENT COMPANIES — 5.3%
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (l)	277		2,173
JPMorgan Equity Income Fund Class R6 Shares (l)	109		2,448
JPMorgan Floating Rate Income Fund Class R6 Shares (l)	123		1,102

TOTAL INVESTMENT COMPANIES (Cost $4,872)			5,723

	Principal Amount ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
United States - 2.4%
American Home Mortgage Investment Trust Series 2005-1, Class 6A, 2.16%, 6/25/2045 (m)	15		15
Banc of America Funding Trust Series 2006-A, Class 1A1, 2.61%, 2/20/2036 (m)	11		11
Banc of America Mortgage Trust Series 2005-A, Class 2A2, 2.50%, 2/25/2035 (m)	7		7
Bear Stearns ARM Trust
Series 2004-9, Class 22A1, 2.73%, 11/25/2034 (m)	53		54
Series 2006-1, Class A1, 2.37%, 2/25/2036 (m)	7		8
Citigroup Mortgage Loan Trust, Inc. Series 2005-6, Class A1, 2.22%, 9/25/2035 (m)	22		23
Connecticut Avenue Securities Trust Series 2019-R06, Class 2M2, 2.19%, 9/25/2039 ‡ (g) (m)	41		41
Deephaven Residential Mortgage Trust Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (g) (m)	250		251
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 2.39%, 9/25/2030 (m)	192		195
FHLMC, REMIC
Series 4703, Class SA, IF, IO, 6.07%, 7/15/2047 (m)	243		51
Series 4937, Class MS, IF, IO, 5.96%, 12/25/2049 (m)	168		31
Series 4839, Class WS, IF, IO, 6.02%, 8/15/2056 (m)	154		36
FHLMC, STRIPS
Series 311, Class S1, IF, IO, 5.87%, 8/15/2043 (m)	536		92
Series 316, Class S7, IF, IO, 6.02%, 11/15/2043 (m)	227		42
Series 356, Class S5, IF, IO, 5.92%, 9/15/2047 (m)	294		70
FNMA, Connecticut Avenue Securities
Series 2017-C07, Class 2M2, 2.59%, 5/25/2030 (m)	119		121
Series 2018-C02, Class 2M2, 2.29%, 8/25/2030 (m)	191		194
Series 2018-C04, Class 2M2, 2.64%, 12/25/2030 (m)	179		183
FNMA, REMIC
Series 2012-75, Class DS, IF, IO, 5.86%, 7/25/2042 (m)	193		34
Series 2016-1, Class SJ, IF, IO, 6.06%, 2/25/2046 (m)	125		24
Series 2018-67, Class SN, IF, IO, 6.11%, 9/25/2048 (m)	380		77
Series 2018-73, Class SC, IF, IO, 6.11%, 10/25/2048 (m)	240		46
GNMA
Series 2017-67, Class ST, IF, IO, 6.11%, 5/20/2047 (m)	173		36
Series 2017-112, Class S, IF, IO, 6.11%, 7/20/2047 (m)	153		29
Series 2018-36, Class SG, IF, IO, 6.11%, 3/20/2048 (m)	82		18
Series 2019-22, Class SM, IF, IO, 5.96%, 2/20/2049 (m)	222		44
Series 2019-42, Class SJ, IF, IO, 5.96%, 4/20/2049 (m)	194		30
GSR Mortgage Loan Trust Series 2005-AR3, Class 1A1, 0.53%, 5/25/2035 (m)	24		24
Impac CMB Trust
Series 2004-6, Class 1A2, 0.86%, 10/25/2034 (m)	25		26
Series 2004-7, Class 1A2, 1.01%, 11/25/2034 (m)	46		47
Series 2005-4, Class 1A1A, 0.63%, 5/25/2035 (m)	103		103
Series 2005-8, Class 1AM, 0.79%, 2/25/2036 (m)	79		77

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Lehman Mortgage Trust Series 2005-3, Class 2A3, 5.50%, 1/25/2036	6		6
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 2.62%, 4/21/2034 (m)	10		10
Merrill Lynch Mortgage Investors Trust Series 2007-1, Class 4A3, 2.37%, 1/25/2037 (m)	4		4
Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 4A, 2.61%, 7/25/2034 (m)	17		18
New Residential Mortgage Loan Trust Series 2019-NQM4, Class M1, 2.99%, 9/25/2059 ‡ (g) (m)	239		240
Residential Asset Securitization Trust Series 2004-A6, Class A1, 5.00%, 8/25/2019	—	(a)	—	(a)
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 1.65%, 10/25/2037 (m)	238		245
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 2.72%, 3/25/2035 (m)	—	(a)	—	(a)
Series 2005-AR5, Class A6, 2.80%, 5/25/2035 (m)	14		15

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,516)			2,578

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
United States — 2.3%
BANK Series 2017-BNK7, Class D, 2.71%, 9/15/2060 ‡ (g)	100		88
Benchmark Mortgage Trust Series 2019-B11, Class D, 3.00%, 5/15/2052 ‡ (g)	100		96
BX Commercial Mortgage Trust Series 2020-VIV2, Class C, 3.66%, 3/9/2044 ‡ (g) (m)	106		112
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 5.04%, 9/10/2045 ‡ (g) (m)	100		90
Series 2016-P6, Class D, 3.25%, 12/10/2049 ‡ (g)	20		17
Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (g)	23		19
Series 2017-P7, Class B, 4.14%, 4/14/2050 ‡ (m)	10		11
Commercial Mortgage Trust Series 2016-CR28, Class C, 4.79%, 2/10/2049 ‡ (m)	100		108
CSAIL Commercial Mortgage Trust Series 2019-C15, Class C, 5.15%, 3/15/2052 ‡ (m)	100		111
DBGS Mortgage Trust Series 2018-5BP, Class B, 1.06%, 6/15/2033 ‡ (g) (m)	100		100
FHLMC Multiclass Certificates Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	160		21
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.24%, 7/25/2026 (m)	120		10
Series Q012, Class X, IO, 4.20%, 9/25/2035 (m)	474		117
Series K716, Class X3, IO, 5.05%, 8/25/2042 (m)	2		—	(a)
Series K726, Class X3, IO, 2.21%, 7/25/2044 (m)	151		8
Series K729, Class X3, IO, 2.04%, 11/25/2044 (m)	1,212		66
Series K728, Class X3, IO, 2.01%, 11/25/2045 (m)	100		5
Series K071, Class X3, IO, 2.08%, 11/25/2045 (m)	700		78
Series K088, Class X3, IO, 2.42%, 2/25/2047 (m)	555		85
Series K108, Class X3, IO, 3.61%, 4/25/2048 (m)	400		100
FREMF Series 2018-KF46, Class B, 2.03%, 3/25/2028 (g) (m)	5		5
FREMF Mortgage Trust
Series 2015-KF09, Class B, 5.43%, 5/25/2022 (g) (m)	2		2
Series 2015-KF10, Class B, 6.18%, 7/25/2022 (g) (m)	3		3
Series 2017-KF31, Class B, 2.98%, 4/25/2024 (g) (m)	4		4
Series 2017-KF32, Class B, 2.63%, 5/25/2024 (g) (m)	27		27
Series 2018-KF45, Class B, 2.03%, 3/25/2025 (g) (m)	7		7
Series 2018-KF47, Class B, 2.08%, 5/25/2025 (g) (m)	22		21
Series 2018-KC02, Class B, 4.22%, 7/25/2025 (g) (m)	25		26
Series 2018-KF53, Class B, 2.13%, 10/25/2025 (m)	46		45
Series 2019-KC03, Class B, 4.51%, 1/25/2026 (g) (m)	25		26
Series 2019-KF62, Class B, 2.13%, 4/25/2026 (g) (m)	15		15
Series 2018-KF43, Class B, 2.23%, 1/25/2028 (g) (m)	32		31
Series 2018-KF50, Class B, 1.98%, 7/25/2028 (g) (m)	5		5
Series 2018-K82, Class B, 4.27%, 9/25/2028 (g) (m)	50		56
Series 2019-KF63, Class B, 2.43%, 5/25/2029 (g) (m)	19		19
Series 2012-K19, Class C, 4.15%, 5/25/2045 (g) (m)	10		10

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-K67, Class C, 4.08%, 9/25/2049 (g) (m)	5	5
Series 2017-K65, Class B, 4.21%, 7/25/2050 (g) (m)	75	83
Series 2018-K75, Class B, 4.11%, 4/25/2051 (g) (m)	10	11
Series 2020-K737, Class B, 3.41%, 1/25/2053 (g) (m)	100	106
Series 2020-K737, Class C, 3.41%, 1/25/2053 (g) (m)	145	151
GNMA
Series 2016-71, Class QI, IO, 0.91%, 11/16/2057 (m)	162	8
Series 2020-14, IO, 0.69%, 2/16/2062 (m)	793	51
Series 2020-23, IO, 0.72%, 4/16/2062 (m)	209	15
Jackson Park Trust
Series 2019-LIC, Class E, 3.35%, 10/14/2039 ‡ (g) (m)	100	92
Series 2019-LIC, Class F, 3.35%, 10/14/2039 ‡ (g) (m)	100	88
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class E, 4.39%, 1/15/2049 ‡ (g) (m)	100	86
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (m)	20	9
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (m)	50	54
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040 ‡ (g) (m)	10	10
Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053 (m)	997	135

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,428)		2,448

	Shares (000)
EXCHANGE-TRADED FUNDS — 2.0%
United States — 2.0%
JPMorgan High Yield Research Enhanced ETF (l) (Cost $2,185)	42	2,187

	Principal Amount ($000)
ASSET-BACKED SECURITIES — 0.6%
United States — 0.6%
ABFC Trust Series 2003-OPT1, Class M1, 1.12%, 2/25/2033 ‡ (m)	50	50
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6, Class M2, 2.56%, 11/25/2033 ‡ (m)	35	35
Bear Stearns Asset-Backed Securities Trust Series 2004-HE5, Class M2, 1.96%, 7/25/2034 ‡ (m)	9	9
Exeter Automobile Receivables Trust Series 2018-2A, Class E, 5.33%, 5/15/2025 (g)	120	126
GSAMP Trust Series 2003-SEA, Class A1, 0.89%, 2/25/2033 ‡ (m)	100	98
MASTR Asset-Backed Securities Trust Series 2004-OPT2, Class M1, 0.99%, 9/25/2034 ‡ (m)	11	11
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-SD1, Class M1, 2.34%, 3/25/2033 ‡ (m)	144	144
Series 2003-NC10, Class M1, 1.11%, 10/25/2033 ‡ (m)	16	16
Series 2004-HE3, Class M1, 0.94%, 3/25/2034 ‡ (m)	44	43
Series 2004-NC7, Class M2, 1.02%, 7/25/2034 ‡ (m)	13	13
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (g)	10	10
Securitized Asset-Backed Receivables LLC Trust Series 2004-OP2, Class M3, 2.11%, 8/25/2034 ‡ (m)	81	80
Structured Asset Investment Loan Trust Series 2003-BC11, Class M1, 1.06%, 10/25/2033 ‡ (m)	4	4
Westlake Automobile Receivables Trust Series 2019-1A, Class E, 4.49%, 7/15/2024 (g)	50	52

TOTAL ASSET-BACKED SECURITIES (Cost $663)		691

	Shares (000)
PREFERRED STOCKS — 0.6%
United States — 0.6%
Allstate Corp. (The), Series H, 5.10%, 10/15/2024 ($25 par value) (n)	1	36
Bank of America Corp.,
Series GG, 6.00%, 5/16/2023 ($25 par value) (n)	1	20
Series HH, 5.88%, 7/24/2023 ($25 par value) (n)	1	19
Series KK, 5.38%, 6/25/2024 ($25 par value) (n)	1	19
Series LL, 5.00%, 9/17/2024 ($25 par value) (n)	1	20

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Energy Transfer LP, Series E, (ICE LIBOR USD 3 Month + 5.16%), 7.60%, 5/15/2024 (f) (n)	2		41
MetLife, Inc., Series F, 4.75%, 3/15/2025 ($25 par value) (n)	1		17
Morgan Stanley,
Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 ($25 par value) (f) (n)	2		73
Series L, 4.88%, 1/15/2025 ($25 par value) (n)	—	(a)	5
MYT Holding LLC, Series A, 10.00%, 6/6/2029‡	7		7
NextEra Energy Capital Holdings, Inc., Series N, 5.65%, 3/1/2079 ($25 par value)	1		18
Northern Trust Corp., Series E, 4.70%, 1/1/2025 ($25 par value) (n)	—	(a)	12
Public Storage, Series L, REIT, 4.63%, 6/17/2025 ($25 par value) (n)	1		14
Regions Financial Corp., Series C, (ICE LIBOR USD 3 Month + 3.15%), 5.70%, 5/15/2029 ($25 par value) (f) (n)	—	(a)	7
SCE Trust VI, 5.00%, 6/26/2022 ($25 par value) (n)	4		96
Sempra Energy, 5.75%, 7/1/2079 ($25 par value)	—	(a)	3
Southern Co. (The), Series 2020, 4.95%, 1/30/2080 ($25 par value)	1		27
State Street Corp., Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 ($25 par value) (f) (n)	—	(a)	11
Truist Financial Corp., Series R, 4.75%, 9/1/2025 ($25 par value) (n)	1		21
US Bancorp, Series K, 5.50%, 10/15/2023 ($25 par value) (n)	—	(a)	9
Wells Fargo & Co.,
Series AA, 4.70%, 12/15/2025 ($25 par value) (n)	—	(a)	5
Series Y, 5.63%, 6/15/2022 ($25 par value) (n)	1		32
Series Z, 4.75%, 3/15/2025 ($25 par value) (n)	5		139

TOTAL PREFERRED STOCKS (Cost $614)			651

	Principal Amount ($000)
MORTGAGE-BACKED SECURITIES — 0.4%
United States — 0.4%
FNMA UMBS, 30 Year
Pool # MA4306, 2.50%, 4/1/2051	48		50
Pool # MA4356, 2.50%, 6/1/2051	20		20
Pool # MA4398, 2.00%, 8/1/2051	340		341
GNMA II, 30 Year Pool # MA7418, 2.50%, 6/20/2051	59		61

TOTAL MORTGAGE-BACKED SECURITIES (Cost $474)			472

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 1.38%, 1/31/2022 (o) (Cost $463)	461		463

LOAN ASSIGNMENTS — 0.3% (p)
United States — 0.3%
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024 (f)	6		6
Axalta Dupont PC, Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 1.90%, 6/1/2024 (f)	21		21
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.33%, 3/15/2027 (f)	8		7
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%; ICE LIBOR USD 3 Month + 2.50%), 3.25%, 10/4/2023 (f)	48		48
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.08%, 5/1/2026 (f)	33		33
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 9/18/2026 (f)	43		43
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026 (f)	40		39
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.08%, 6/2/2025 (f)	67		67

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.21%, 1/20/2028 (f)	31		31

			295

TOTAL LOAN ASSIGNMENTS (Cost $295)			295

	No. of Warrants (000)
WARRANTS — 0.0% (d)
United Kingdom — 0.0% (d)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD* ‡	—	(a)	3

United States — 0.0% (d)
Chesapeake Energy Corp. expiring 2/9/2026, price 27.27 USD*	—	(a)	8
expiring 2/9/2026, price 31.71 USD*	—	(a)	7
expiring 2/9/2026, price 35.71 USD*	—	(a)	4
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD* ‡	—	(a)	1

			20

TOTAL WARRANTS (Cost $ — (a))			23

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.0% (d)
United States — 0.0% (d)
Liberty Interactive LLC
4.00%, 11/15/2029	3		2
3.75%, 2/15/2030	2		2

TOTAL CONVERTIBLE BONDS (Cost $3)			4

	Shares (000)
SHORT-TERM INVESTMENTS — 2.3%
INVESTMENT COMPANIES — 1.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05% (l) (q)	741		741
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (l) (q)	355		356

TOTAL INVESTMENT COMPANIES (Cost $1,096)			1,097

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (l) (q)	200		200
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (l) (q)	1,156		1,156

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $1,356)			1,356

TOTAL SHORT-TERM INVESTMENTS (Cost $2,452)			2,453

Total Investments — 99.7% (Cost $100,200)			107,748
Other Assets Less Liabilities — 0.3%			301

Net Assets — 100.0%			108,049

Percentages indicated are based on net assets.

Summary of Investments by Industry, September 30, 2021

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

PORTFOLIO COMPOSITION BY INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Equity-Linked Notes	8.2%
Banks	7.4
Equity Real Estate Investment Trusts (REITs)	6.4
Oil, Gas & Consumable Fuels	5.1
Diversified Telecommunication Services	4.3
Electric Utilities	3.2
Pharmaceuticals	3.2
Fixed Income	3.0
Media	3.0
Capital Markets	2.8
Insurance	2.8
Health Care Providers & Services	2.5
Collateralized Mortgage Obligations	2.4
U.S. Equity	2.3
Commercial Mortgage-Backed Securities	2.3
Hotels, Restaurants & Leisure	2.1
Exchange-Traded Fund	2.0
Semiconductors & Semiconductor Equipment	1.9
Food Products	1.7
Metals & Mining	1.6
Wireless Telecommunication Services	1.5
Multi-Utilities	1.4
Technology Hardware, Storage & Peripherals	1.3
Containers & Packaging	1.3
Consumer Finance	1.3
Chemicals	1.3
Household Durables	1.1
Commercial Services & Supplies	1.1
Others (each less than 1.0%)	19.2
Short-Term Investments	2.3

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ADR	American Depositary Receipt
CVA	Dutch Certification
ELN	Equity-Linked Note
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of September 30, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
(b)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $1,314.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Amount rounds to less than 0.1% of net assets.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2021.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.
(g)	Securities exempt from registration under Rule 144A or section 4 (a) (2), of the Securities Act of 1933, as amended.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2021.
(k)	Defaulted security.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2021.
(n)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of September 30, 2021.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(p)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(q)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1	12/2021	EUR	47	— (a)
U.S. Treasury 10 Year Note	109	12/2021	USD	14,357	(143)

					(143)

Short Contracts
Russell 2000 E-Mini Index	(20)	12/2021	USD	(2,202)	13
S&P 500 E-Mini Index	(6)	12/2021	USD	(1,291)	54

					67

					(76)

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

EUR	Euro
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$188	$503	$691
Collateralized Mortgage Obligations
United States	—	2,046	532	2,578
Commercial Mortgage-Backed Securities
United States	—	1,357	1,091	2,448
Common Stocks
Australia	—	1,205	—	1,205
Austria	—	136	—	136
Belgium	53	341	—	394
Brazil	111	31	—	142
Canada	2,204	—	—	2,204
Chile	18	—	—	18
China	24	1,855	—	1,879
Denmark	—	324	—	324
Finland	60	449	—	509
France	21	1,297	—	1,318
Germany	244	1,840	—	2,084
Hong Kong	—	601	—	601
India	367	—	—	367
Indonesia	165	172	—	337
Ireland	—	31	—	31
Italy	5	570	—	575
Japan	159	1,821	—	1,980
Malta	—	27	—	27
Mexico	443	—	—	443
Netherlands	107	551	—	658
New Zealand	—	130	—	130
Norway	23	241	—	264
Portugal	45	33	—	78
Russia	166	378	—	544
Saudi Arabia	—	72	—	72
Singapore	11	299	—	310
South Africa	132	42	—	174
South Korea	35	551	—	586
Spain	130	832	—	962
Sweden	—	638	—	638
Switzerland	—	1,527	—	1,527
Taiwan	106	1,249	—	1,355
Thailand	—	52	—	52
United Kingdom	408	2,028	—	2,436
United States	17,034	379	—	17,413

Total Common Stocks	22,071	19,702	—	41,773

Convertible Bonds	—	4	—	4
Corporate Bonds	—	39,140	—	39,140
Equity-Linked Notes	—	8,847	—	8,847
Exchange-Traded Funds	2,187	—	—	2,187
Investment Companies	5,723	—	—	5,723
Loan Assignments	—	295	—	295
Mortgage-Backed Securities	—	472	—	472
Preferred Stocks
United States	644	—	7	651
U.S. Treasury Obligations	—	463	—	463
Warrants
United Kingdom	—	—	3	3
United States	19	—	1	20

Total Warrants	19	—	4	23

Short-Term Investments
Investment Companies	1,097	—	—	1,097
Investment of Cash Collateral from Securities Loaned	1,356	—	—	1,356

Total Short-Term Investments	2,453	—	—	2,453

Total Investments in Securities	$33,097	$72,514	$2,137	$107,748

Appreciation in Other Financial Instruments
Futures Contracts	$67	$—	$—	$67
Depreciation in Other Financial Instruments
Futures Contracts	(143)	—	—	(143)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(76)	$—	$—	$(76)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2020		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3		Balance as of September 30, 2021
Investments in Securities:
Asset-Backed Securities	$986		$5		$(3)	$2		$—	$(487)	$—	$—		$503
Collateralized Mortgage Obligations	862		—	(a)	(5)	—	(a)	—	(325)	—	—		532
Commercial Mortgage-Backed Securities	1,258		—		45	1		—	(264)	51	—		1,091
Common Stocks	—	(a)	—		—	—		—	—	—	—	(a)	—
Preferred Stocks	10		—	(a)	(1)	—		—	(2)	—	—		7
Warrants	13		—		10	—		—	(19)	—	—		4

Total	$3,129		$5		$46	$3		$—	$(1,097)	$51	$—	(a)	$2,137

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $48.

There were no significant transfers into or out of level 3 for the period ended September 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at September 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$503	Discounted Cash Flow	Constant Prepayment Rate	4.25% - 8.00% (5.56%)
			Constant Default Rate	1.77% - 4.80% (3.64%)
			Yield (Discount Rate of Cash Flows)	0.99% - 4.48% (2.85%)

Asset-Backed Securities	503

	1,081	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.99% - 16.80% (5.10%)

Commercial Mortgage-Backed Securities	1,081

	532	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 25.00% (21.58%)
			Yield (Discount Rate of Cash Flows)	2.00% - 3.91% (3.26%)

Collateralized Mortgage Obligations	532

	1	Market Comparable Companies	EBITDA Multiple (b)	5.5x (5.5x)

Warrants	1

Total	$2,117

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At September 30 2021, the value of these investments was $20. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

B. Investment Transactions with Affiliates  —  The Portfolio invested in Underlying Funds and an ETF, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF’s distributions may be reinvested into such Underlying Funds and ETF. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at December 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares(a)	$1,953	$331	$—	$—		$(111)	$2,173	277	$72		$—
JPMorgan Equity Income Fund Class R6 Shares(a)	3,573	38	1,561	345		53	2,448	109	38		—
JPMorgan Floating Rate Income Fund Class R6 Shares(a)	931	159	—	—		12	1,102	123	28		—
JPMorgan High Yield Research Enhanced ETF(a)	—	2,184	—	—		3	2,187	42	8		—
JPMorgan Managed Income Fund Class L Shares(a)	249	1	250	1		(1)	—	—	1		—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	2,630	34,187	36,076	1		(1)	741	741	2		—
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	209	1,900	1,753	—	(c)	— (c)	356	355	—	(c)	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	700	—	500	—	(c)	— (c)	200	200	—	(c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	667	9,966	9,477	—		—	1,156	1,156	—	(c)	—

Total	$10,912	$48,766	$49,617	$347		$(45)	$10,363		$149		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.